Accounting Principles - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Minimum
Accounting Principles
Useful lives of property, plant and equipment	20 years
Buildings | Maximum
Accounting Principles
Useful lives of property, plant and equipment	25 years
Fixtures and fittings
Accounting Principles
Useful lives of property, plant and equipment	10 years
Technical facilities | Minimum
Accounting Principles
Useful lives of property, plant and equipment	6 years
Technical facilities | Maximum
Accounting Principles
Useful lives of property, plant and equipment	10 years
Equipment and tooling | Minimum
Accounting Principles
Useful lives of property, plant and equipment	6 years
Equipment and tooling | Maximum
Accounting Principles
Useful lives of property, plant and equipment	10 years
General facilities, miscellaneous fixtures and fittings
Accounting Principles
Useful lives of property, plant and equipment	10 years
Office equipment
Accounting Principles
Useful lives of property, plant and equipment	5 years
IT equipment
Accounting Principles
Useful lives of property, plant and equipment	5 years
Furniture
Accounting Principles
Useful lives of property, plant and equipment	10 years